Schedule I Condensed Financial Information of Parent Company- comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (39,407)	$ (29,987)	$ (4,819)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax of nil	(178)	(12)	(89)
Total comprehensive loss	(39,585)	(29,999)	(4,908)
LightInTheBox Holding Co., Ltd.
Net loss	(39,407)	(29,987)	(4,819)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax of nil	(178)	(12)	(89)
Total comprehensive loss	$ (39,585)	$ (29,999)	$ (4,908)